UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                08/05/2011
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  89
                                         ---------------
Form 13F Information Table Value Total:  $91,747
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
06/30/2011
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101      403.6816         4256        Sole            4,256
A T & T Inc new                  COMMON STOCK   00206r102     386.50005        12305        Sole           12,305
Abbott Labs                      COMMON STOCK   002824100     515.36028         9794        Sole            7,844            1950
Aeropostale Inc                  COMMON STOCK   007865108      674.1525        38523        Sole           37,286            1237
AFLAC Inc.                       COMMON STOCK   001055102      218.6958         4685        Sole            4,685
Altria Group Inc                 COMMON STOCK   02209S103      378.9835        14350        Sole           14,350
Apache Corp                      COMMON STOCK   037411105    1680.69519        13621        Sole           13,196             425
Apollo Investment Corporation    COMMON STOCK   03761u106    1530.86698       149938        Sole          145,713            4225
Aqua America Inc                 COMMON STOCK   03836W103      290.5756        13220        Sole           13,220
Archer Daniels Midland           COMMON STOCK   039483102     1152.6345        38230        Sole           36,705            1525
Asa Gold and Precious Metals L   COMMON STOCK   G3156P103     210.02214         7346        Sole            7,346
Bank Of Montreal                 COMMON STOCK   063671101     239.90125         3775        Sole            3,775
Bank of New York Mellon Corp     COMMON STOCK   064058100     1264.8594        49370        Sole           47,795            1575
Barrick Gold Corp                COMMON STOCK   067901108    1955.48633        43177        Sole           42,077            1100
Berkshire Hathaway Cl B          COMMON STOCK   084670702     323.72237         4183        Sole            4,183
Canadian Natl Railway Co         COMMON STOCK   136375102        271.66         3400        Sole            3,400
Chevron Corp                     COMMON STOCK   166764100      1210.941        11775        Sole           11,775
Cimarex Energy Co                COMMON STOCK   171798101    2038.30656        22668        Sole           21,893             775
Cisco Systems                    COMMON STOCK   17275R102     508.66746        32586        Sole           31,031            1555
Coca Cola Co                     COMMON STOCK   191216100     426.62789    6340.1381        Sole            4,340            2000
Colgate Palmolive Co             COMMON STOCK   194162103     292.38645         3345        Sole            3,345
ConocoPhillips                   COMMON STOCK   20825c104     270.30805         3595        Sole            3,595
Consolidated Edison              COMMON STOCK   209115104     225.95056         4244        Sole            4,244
Covidien Ltd                     COMMON STOCK   G2554F113     987.84234        18558        Sole           17,813             745
CVS/Caremark Corp                COMMON STOCK   126650100      213.6423         5685        Sole            5,685
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1894.14432        23136        Sole           22,561             575
Disney                           COMMON STOCK   254687106    1050.80064        26916        Sole           25,566            1350
DNP Select Income Fund Inc       COMMON STOCK   23325p104        137.94        13794        Sole           13,794
Duke Energy Corp                 COMMON STOCK   26441c105     317.17252        16844        Sole           16,844
EOG Resources Inc                COMMON STOCK   26875p101     1719.2202        16444        Sole           16,019             425
Equity Residential               COMMON STOCK   29476L107         338.1         5635        Sole            5,635
Exxon Mobil Corp                 COMMON STOCK   30231G102    3051.99414        37503        Sole           36,288            1215
FedEx Corporation                COMMON STOCK   31428x106     272.69375         2875        Sole            2,875
General Electric Co              COMMON STOCK   369604103    2302.20248       122068        Sole          118,143            3925
Google Inc CL A                  COMMON STOCK   38259P508     837.55252         1654        Sole            1,569              85
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406      854.4564        17220        Sole           16,819             401
Humana Inc                       COMMON STOCK   444859102      593.9825         7375        Sole            7,125             250
Intel Corp                       COMMON STOCK   458140100      376.0552        16970        Sole           13,970            3000
International Business Machine   COMMON STOCK   459200101     1847.2504        10768        Sole           10,193             575
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457     5488.3515        65105        Sole           63,793            1312
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440       292.373         3050        Sole            3,050
iShares Barclays Aggregate Bon   COMMON STOCK   464287226    1202.49091        11273        Sole           11,273
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    2475.49707    22374.341        Sole           22,367               7
iShares iBoxx $ Invest Grade C   COMMON STOCK   464287242       231.273         2100        Sole            2,100
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465    1810.09372        30098        Sole           30,098
iShares MSCI Japan Index Fd      COMMON STOCK   464286848     393.47175        37725        Sole           37,725
iShares Silver Trust             COMMON STOCK   46428q109       248.724         7350        Sole            7,350
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234     2614.7632        54932        Sole           52,607            2325
J P Morgan Chase & Co            COMMON STOCK   46625H100    1573.07856        38424        Sole           37,384            1040
Johnson & Johnson                COMMON STOCK   478160104    1730.78388        26019        Sole           24,844            1175
Kraft Foods Inc Cl A             COMMON STOCK   50075N104     214.30409         6083        Sole            6,083
Layne Christensen Company        COMMON STOCK   521050104      769.4224        25360        Sole           24,535             825
MasterCard Inc                   COMMON STOCK   57636Q104     817.23408         2712        Sole            2,632              80
McDonalds Corp                   COMMON STOCK   580135101    2395.27824        28407        Sole           27,882             525
Merck & Co                       COMMON STOCK   589331107     493.14246        13974        Sole           13,974
Microchip Technology Inc         COMMON STOCK   595017104    1786.12965        47115        Sole           45,840            1275
Microsoft Corp                   COMMON STOCK   594918104       334.074        12849        Sole            9,649            3200
Molex Incorporated               COMMON STOCK   608554101    1250.79849        48537        Sole           47,112            1425
Morgan Stanley                   COMMON STOCK   617446448     927.92427        40327        Sole           39,302            1025
National Fuel Gas                COMMON STOCK   636180101       268.996         3695        Sole            3,695
NextEra Energy Inc               COMMON STOCK   65339f101    1659.90448        28888        Sole           27,988             900
Novartis AG ADS                  COMMON STOCK   66987v109    1651.49775        27025        Sole           26,225             800
Oracle Corp                      COMMON STOCK   68389x105     233.92428         7108        Sole            6,908             200
PepsiCo Inc                      COMMON STOCK   713448108    1473.46603        20921        Sole           20,046             875
Pfizer                           COMMON STOCK   717081103       338.458        16430        Sole           15,230            1200
Philip Morris International      COMMON STOCK   718172109      299.1296         4480        Sole            4,480
Procter & Gamble Co              COMMON STOCK   742718109     614.53119         9667        Sole            9,277             390
Rayonier Inc                     COMMON STOCK   754907103     526.39425         8055        Sole            8,055
Rio Tinto PLC Spons ADR          COMMON STOCK   767204100     200.47104         2772        Sole            2,772
Rockwell Collins                 COMMON STOCK   774341101    1009.12502        16358        Sole           15,983             375
S & P Depository Receipts SPDR   COMMON STOCK   78462f103       356.319         2700        Sole            2,660              40
Schlumberger Ltd                 COMMON STOCK   806857108        231.12         2675        Sole            2,675
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503    3440.73555        84105        Sole           81,405            2700
SPDR Gold Trust                  COMMON STOCK   78463V107    7310.85407        50074        Sole           48,949            1125
Spectra Energy Corp              COMMON STOCK   847560109      282.5971        10310        Sole           10,310
TE Connectivity Ltd.             COMMON STOCK   H84989104      1504.403        40925        Sole           39,660            1265
Templeton Global Income Fund     COMMON STOCK   880198106       209.242        19022        Sole           19,022
Terex Corp New                   COMMON STOCK   880779103       714.664        25120        Sole           24,395             725
Teva Pharmaceutical              COMMON STOCK   881624209     1043.2397        21635        Sole           20,830             805
Time Warner Cable Inc            COMMON STOCK   88732J207     1122.6054        14385        Sole           14,010             375
Vectren Corp Indiana             COMMON STOCK   92240G101     215.27422         7727        Sole            7,727
Verizon Communications           COMMON STOCK   92343v104     437.78757        11759        Sole           11,759
Vodafone Group PLC               COMMON STOCK   92857w209    1416.10656        52998        Sole           51,223            1775
Walgreen Company                 COMMON STOCK   931422109      228.2225         5375        Sole            3,775            1600
Wal-Mart Stores                  COMMON STOCK   931142103    1454.54808        27372        Sole           26,422             950
Wells Fargo & Co                 COMMON STOCK   949746101     209.86074         7479        Sole            7,279             200
WisTr China Yuan Fd              COMMON STOCK   97717W182    1575.70954        61987        Sole           60,422            1565
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867      1402.224        26200        Sole           26,200
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                                                            91746.65411    1979232.5                    1,918,240           60992